HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2022
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2022	2021	2020
Room, food and beverage	$1,300	$931	$562
Gaming, and other leisure activities	175	111	106
Other hospitality revenue	36	31	34
Total hospitality revenue	$1,511	$1,073	$702